S000004333 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	20.88%	0.60%	1.81%
iShares U.S. Telecommunications ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.54%	0.30%	1.59%
Performance Inception Date					May 22, 2000
iShares U.S. Telecommunications ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.90%	(0.30%)	0.95%
iShares U.S. Telecommunications ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.50%	0.17%	1.15%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through September 19, 2021, reflect the performance of the Dow Jones U.S. Select Telecommunications Index, which effective as of September 20, 2021, was replaced by the Russell 1000 Telecommunications RIC 22.5/45 Capped Index as the Underlying Index of the Fund.